S000010826 [Member] Expense Example - Columbia Mid Cap Index Fund	Feb. 28, 2025 USD ($)
Columbia Mid Cap Index Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	713
Columbia Mid Cap Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	405
Columbia Mid Cap Index Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	149
Expense Example, with Redemption, 10 Years	348
Columbia Mid Cap Index Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	$ 290